AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON

May 13, 2016

Registration Nos. 2-92633

811-04087

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 177	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 178	☒

MANNING & NAPIER FUND, INC.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive

Fairport, NY 14450

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, Including Area Code)

(585) 325-6880

James E. Mikolaichik

c/o Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esquire

Morgan, Lewis & Bockius, LLP

1701 Market St.

Philadelphia, PA 19103

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 12, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Investment Company Shares

This Post-Effective Amendment No. 177 to the Registration Statement of the Manning & Napier Fund, Inc. (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 171 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (the “SEC”) on December 30, 2015 (Accession No. 0001193125-15-416921). The effectiveness of Post-Effective Amendment No. 171 was previously delayed pursuant to Post-Effective Amendment No. 173, filed with the SEC on March 7, 2016 (Accession No. 0001193125-16-494345), and Post-Effective Amendment No. 175, filed with the SEC on April 12, 2016 (Accession No. 0001193125-16-538082).

This Post-Effective Amendment No. 177 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 171.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 177 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Fairport and State of New York on the 13th day of May, 2016.

Manning & Napier Fund, Inc. (Registrant)

By	/s/ James E. Mikolaichik
James E. Mikolaichik
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 177 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ James E. Mikolaichik	President, Principal Executive Officer, Director	May 13, 2016
James E. Mikolaichik

/s/ *	Director	May 13, 2016
Harris H. Rusitzky

/s/ *	Director	May 13, 2016
Peter L. Faber

/s/ *	Director	May 13, 2016
Stephen B. Ashley

/s/ *	Director	May 13, 2016
Paul A. Brooke

/s/ *	Director	May 13, 2016
Chester N. Watson

/s/ Christine Glavin	Principal Financial Officer, Chief Financial Officer,	May 13, 2016
Christine Glavin	Treasurer

*By:	/s/ Christine Glavin
Christine Glavin

Pursuant to powers of attorney dated November 21, 2002, January 10, 2008, and August 22, 2012. See Item 28(q), Item 28(q)(1), and Item 28(q)(2) of this Registration Statement.